Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments in Condensed Consolidated Balance Sheet

The fair market value of the Partnership’s swap portfolio was recorded within “Derivative Liability” on the unaudited condensed consolidated balance sheets as of March 25, 2018, December 31, 2017, and March 26, 2017 as follows:

(In thousands)	March 25, 2018	December 31, 2017	March 26, 2017
Derivatives not designated as hedging instruments:
Interest rate swaps	$(2,730)	$(8,722)	$(15,658)

The fair market value of the Partnership’s swap portfolio was recorded within “Derivative Liability” on the consolidated balance sheets as of December 31, 2017 and December 31, 2016 as follows:

(In thousands)	December 31, 2017	December 31, 2016
Derivatives not designated as hedging instruments:
Interest rate swaps	$(8,722)	$(17,721)

Effects of derivative instruments on income (loss) and other comprehensive income (loss)

The following table summarizes the effect of derivative instruments on income and other comprehensive income for the years ended December 31, 2017 and December 31, 2016 :

(In thousands)	Amount of Gain (Loss) recognized in OCI on Derivatives (Effective Portion)		Amount and Location of Gain (Loss) Reclassified from Accumulated OCI into Income Effective Portion)			Amount and Location of Gain (Loss) Recognized in Income on Derivatives
Designated Derivatives	Year ended 12/31/17	Year ended 12/31/16	Designated Derivatives	Year ended 12/31/17	Year ended 12/31/16	Derivatives Not Designated	Year ended 12/31/17	Year ended 12/31/16

Interest rate swaps	$—	$(4,671)	Interest Expense	$—	$(851)	Met effect of swaps	$9,504	$9,868